Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 85% Portfolio	Apr. 30, 2021 USD ($)
VIP FundsManager 85% Portfolio-Service VIP
Expense Example:
1 year	$ 90
3 years	308
5 years	549
10 years	1,241
VIP FundsManager 85% Portfolio-Service 2 VIP
Expense Example:
1 year	105
3 years	355
5 years	629
10 years	$ 1,414